Subsequent Events (Details) - USD ($)	1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended			5 Months Ended		6 Months Ended					7 Months Ended			8 Months Ended	9 Months Ended
	Jan. 30, 2017	Jan. 29, 2016	Feb. 28, 2017	Feb. 29, 2016	Sep. 29, 2017	Apr. 07, 2016	May 01, 2017	Apr. 28, 2017	May 02, 2016	May 30, 2017	May 31, 2016	Jul. 14, 2017	Jul. 05, 2017	Jul. 03, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2017	Jul. 18, 2017	Aug. 10, 2016	Aug. 28, 2017	Sep. 15, 2017
Subsequent Event [Line Items]
Common stock - dividends paid						$ 0.08		$ 0.05				$ 0.05			$ 0.05	$ 0.08			$ 0.08
Date declared								Mar. 17, 2017				May 12, 2017							May 31, 2016
Common stock - dividend declared															$ 0.05	$ 0.08					$ 0.05
Dividends per share declared - payment date																					Nov. 15, 2017
Dividends per share declared - record date																					Nov. 09, 2017
Net proceeds from sale of treasuy stock															$ 2,676,000	$ 0
Panamax tankers World Harmony and Chantal
Subsequent Event [Line Items]
Amount drawn down														$ 32,825,000
Repayments Of Debt													$ 39,840,000
Aframax tanker Asahi Princess
Subsequent Event [Line Items]
Amount drawn down													17,387,500
Repayments Of Debt													$ 20,020,000
Aframax tanker Stavanger TS
Subsequent Event [Line Items]
Amount drawn down																		$ 23,356,000
Delivery date																		Jul. 28, 2017
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.5	$ 0.5					$ 0.5		$ 0.5								$ 0.50
Preferred stock dividend rate percentage															8.00%
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.555469	$ 0.555469					$ 0.555469		$ 0.555469								$ 0.55469
Preferred stock dividend rate percentage															8.875%
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.546875	$ 0.546875						$ 0.546875	$ 0.546875									$ 0.546875
Preferred stock dividend rate percentage															8.75%
9.25% Series E Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid										$ 0.34045										$ 0.578125
Preferred stock dividend rate percentage															9.25%
Common shares | Treasury stock
Subsequent Event [Line Items]
Sale of treasury stock					515,000										650,717
Net proceeds from sale of treasuy stock					$ 2,455,000										$ 2,676,000